UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05181
Morgan Stanley Equally-Weighted S&P 500 Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2009
Date of reporting period: March 31, 2009
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.6%)
	Advertising/Marketing Services (0.4%)
360,985	Interpublic Group of Companies, Inc. (The) (a)	$1,487,258
54,003	Omnicom Group, Inc.	1,263,670

		2,750,928

	Aerospace & Defense (2.0%)
39,532	Boeing Co.	1,406,549
69,528	FLIR Systems, Inc. (a)	1,423,933
37,847	General Dynamics Corp.	1,574,057
38,080	Goodrich Corp.	1,442,851
21,719	L-3 Communications Holdings, Inc.	1,472,548
20,376	Lockheed Martin Corp.	1,406,555
36,187	Northrop Grumman Corp.	1,579,201
22,494	Precision Castparts Corp.	1,347,391
36,279	Raytheon Co.	1,412,704
43,255	Rockwell Collins, Inc.	1,411,843

		14,477,632

	Agricultural Commodities/Milling (0.2%)
51,926	Archer-Daniels-Midland Co.	1,442,504

	Air Freight/Couriers (0.8%)
31,485	C.H. Robinson Worldwide, Inc.	1,436,031
49,175	Expeditors International of Washington, Inc.	1,391,161
30,985	FedEx Corp.	1,378,523
29,572	United Parcel Service, Inc. (Class B)	1,455,534

		5,661,249

	Airlines (0.2%)
254,812	Southwest Airlines Co.	1,612,960

	Aluminum (0.2%)
206,276	Alcoa, Inc.	1,514,066

	Apparel/Footwear (0.8%)
94,983	Coach, Inc. (a)	1,586,216
29,833	Nike, Inc. (Class B)	1,398,869
34,507	Polo Ralph Lauren Corp.	1,457,921
25,850	V.F. Corp.	1,476,294

		5,919,300

	Apparel/Footwear Retail (1.0%)
65,815	Abercrombie & Fitch Co. (Class A)	1,566,397
119,324	Gap, Inc. (The)	1,550,019
173,616	Limited Brands, Inc.	1,510,459
90,256	Nordstrom, Inc.	1,511,788
57,992	TJX Companies, Inc. (The)	1,486,915

		7,625,578

	Auto Parts: O.E.M. (0.4%)
37,894	Eaton Corp.	1,396,773
126,504	Johnson Controls, Inc.	1,518,048

		2,914,821

	Automotive Aftermarket (0.2%)
227,704	Goodyear Tire & Rubber Co. (The) (a)	1,425,427

	Beverages: Alcoholic (0.6%)
36,833	Brown-Forman Corp. (Class B)	1,430,225
112,558	Constellation Brands Inc. (Class A) (a)	1,339,440
39,204	Molson Coors Brewing Co. (Class B)	1,343,913

		4,113,578

	Beverages: Non-Alcoholic (1.0%)
33,392	Coca-Cola Co. (The)	1,467,578
121,971	Coca-Cola Enterprises Inc.	1,608,797
95,555	Dr Pepper Snapple Group Inc.	1,615,835
70,423	Pepsi Bottling Group, Inc. (The)	1,559,165
25,785	PepsiCo, Inc.	1,327,412

		7,578,787

	Biotechnology (1.6%)
28,191	Amgen Inc. (a)	1,396,018
28,568	Biogen Idec Inc. (a)	1,497,535
29,821	Celgene Corp. (a)	1,324,052

NUMBER OF
SHARES		VALUE
20,331	Cephalon, Inc. (a)	1,384,541
23,905	Genzyme Corp. (a)	1,419,718
30,970	Gilead Sciences, Inc. (a)	1,434,530
46,762	Life Technologies Corp.	1,518,830
25,509	Millipore Corp. (a)	1,464,472

		11,439,696

	Building Products (0.2%)
223,708	Masco Corp.	1,561,482

	Cable/Satellite TV (0.6%)
103,443	Comcast Corp. (Class A)	1,410,963
59,438	DIRECTV Group, Inc. (The) (a)	1,354,592
61,972	Scripps Networks Interactive (Class A)	1,394,990

		4,160,545

	Casino/Gaming (0.4%)
144,026	International Game Technology	1,327,920
63,680	Wynn Resorts, Ltd. (a)	1,271,690

		2,599,610

	Chemicals: Agricultural (0.4%)
20,857	CF Industries Holdings Inc.	1,483,558
17,798	Monsanto Co.	1,479,014

		2,962,572

	Chemicals: Major Diversified (1.0%)
167,968	Dow Chemical Co. (The)	1,415,970
63,682	Du Pont (E.I.) de Nemours & Co.	1,422,019
53,356	Eastman Chemical Co.	1,429,941
44,971	International Flavors & Fragrances, Inc.	1,369,817
18,248	Rohm & Haas Co.	1,438,672

		7,076,419

	Chemicals: Specialty (0.6%)
25,982	Air Products & Chemicals, Inc.	1,461,488
20,504	Praxair, Inc.	1,379,714
38,933	Sigma-Aldrich Corp.	1,471,278

		4,312,480

	Coal (0.5%)
44,940	CONSOL Energy, Inc.	1,134,286
113,630	Massey Energy Co.	1,149,936
53,043	Peabody Energy Corp.	1,328,197

		3,612,419

	Commercial Printing/Forms (0.2%)
201,337	Donnelley (R.R.) & Sons Co.	1,475,800

	Computer Communications (0.6%)
81,497	Cisco Systems, Inc. (a)	1,366,705
89,523	Juniper Networks, Inc. (a)	1,348,216
125,726	QLogic Corp. (a)	1,398,073

		4,112,994

	Computer Peripherals (0.6%)
113,752	EMC Corp. (a)	1,296,773
80,834	Lexmark International, Inc. (Class A) (a)	1,363,670
97,577	NetApp, Inc.	1,448,043
42,000	Seagate Technology Inc. (Escrow) (e) (a)	0

		4,108,486

	Computer Processing Hardware (0.8%)
12,793	Apple Inc. (a)	1,344,800
137,500	Dell Inc. (a)	1,303,500
49,157	Hewlett-Packard Co.	1,575,973
174,117	Sun Microsytems (a)	1,274,536

		5,498,809

	Construction Materials (0.2%)
33,672	Vulcan Materials Co.	1,491,333

	Containers/Packaging (1.0%)
31,181	Ball Corp.	1,353,255
64,591	Bemis Company, Inc.	1,354,473
106,012	Owens-Illinois, Inc. (a)	1,530,813
104,387	Pactiv Corp. (a)	1,523,006
102,548	Sealed Air Corp.	1,415,162

		7,176,709

	Contract Drilling (0.7%)
19,552	Diamond Offshore Drilling, Inc.	1,229,039
45,913	ENSCO International Inc.	1,212,103
124,123	Nabors Industries, Ltd. (Bermuda) (a)	1,239,989
102,887	Rowan Companies, Inc.	1,231,557

		4,912,688

NUMBER OF
SHARES		VALUE
	Data Processing Services (1.6%)
27,983	Affiliated Computer Services, Inc. (Class A) (a)	1,340,106
39,262	Automatic Data Processing, Inc.	1,380,452
187,443	Convergys Corp. (a)	1,514,539
73,612	Fidelity National Information Services, Inc.	1,339,738
37,574	Fiserv, Inc. (a)	1,369,948
61,910	Paychex, Inc.	1,589,230
109,039	Total System Services, Inc.	1,505,829
112,518	Western Union Co.	1,414,351

		11,454,193

	Department Stores (0.6%)
32,278	Kohl’s Corp. (a)	1,366,005
181,638	MACY’S Inc.	1,616,578
78,834	Penney (J.C.) Co., Inc.	1,582,198

		4,564,781

	Discount Stores (1.3%)
73,572	Big Lots, Inc. (a)	1,528,826
30,308	Costco Wholesale Corp.	1,403,867
46,323	Family Dollar Stores, Inc.	1,545,798
36,749	Sears Holdings Corp. (a)	1,679,797
44,838	Target Corp.	1,541,979
29,091	Wal-Mart Stores, Inc.	1,515,641

		9,215,908

	Drugstore Chains (0.4%)
53,680	CVS/Caremark Corp.	1,475,663
53,357	Walgreen Co.	1,385,148

		2,860,811

	Electric Utilities (5.4%)
206,885	AES Corp. (The) (a)	1,202,002
59,711	Allegheny Energy, Inc. (a)	1,383,504
58,180	Ameren Corp.	1,349,194
51,090	American Electric Power Co., Inc.	1,290,533
129,621	CenterPoint Energy, Inc.	1,351,947
119,824	CMS Energy Corp.	1,418,716
34,009	Consolidated Edison, Inc.	1,347,096
74,375	Constellation Energy Group	1,536,588
45,555	Dominion Resources, Inc.	1,411,749
47,031	DTE Energy Co.	1,302,759
89,879	Duke Energy Corp.	1,287,067
49,757	Edison International	1,433,499
19,916	Entergy Corp.	1,356,080
29,755	Exelon Corp.	1,350,579
32,619	FirstEnergy Corp.	1,259,093
25,795	FPL Group, Inc.	1,308,580
48,953	Integrys Energy Group, Inc.	1,274,736
59,112	Northeast Utilities	1,276,228
105,322	Pepco Holdings, Inc.	1,314,419
33,249	PG&E Corp.	1,270,777
48,880	Pinnacle West Capital Corp.	1,298,253
49,653	PPL Corp.	1,425,538
40,054	Progress Energy, Inc.	1,452,358
51,127	Public Service Enterprise Group Inc.	1,506,713
42,873	SCANA Corp.	1,324,347
44,012	Southern Co. (The)	1,347,647
116,729	TECO Energy, Inc.	1,301,528
32,094	Wisconsin Energy Corp.	1,321,310
77,691	Xcel Energy, Inc.	1,447,383

		39,150,223

	Electrical Products (0.6%)
55,130	Cooper Industries Ltd. (Class A) (Bermuda)	1,425,662
47,921	Emerson Electric Co.	1,369,582
112,047	Molex Inc.	1,539,526

		4,334,770

	Electronic Components (1.1%)
46,374	Amphenol Corporation (Class A)	1,321,195
328,262	Jabil Circuit, Inc.	1,825,137
88,830	MEMC Electronic Materials, Inc. (a)	1,464,807
124,362	SanDisk Corp. (a)	1,573,179
125,082	Tyco Electronics Ltd. (Bermuda)	1,380,905

		7,565,223

	Electronic Equipment/Instruments (0.8%)
89,692	Agilent Technologies, Inc. (a)	1,378,566
392,565	JDS Uniphase Corp. (a)	1,275,836
63,788	Rockwell Automation, Inc.	1,393,130
325,626	Xerox Corp. (a)	1,481,598

		5,529,130

NUMBER OF
SHARES		VALUE
	Electronic Production Equipment (0.8%)
127,651	Applied Materials, Inc.	1,372,248
66,294	KLA-Tencor Corp.	1,325,880
100,599	Novellus Systems, Inc. (a)	1,672,961
310,158	Teradyne, Inc. (a)	1,358,492

		5,729,581

	Electronics/Appliance Stores (0.4%)
40,292	Best Buy Co., Inc.	1,529,484
172,021	RadioShack Corp.	1,474,220

		3,003,704

	Electronics/Appliances (0.6%)
364,325	Eastman Kodak Co.	1,384,435
114,355	Harman International Industries, Inc.	1,547,223
56,457	Whirlpool Corp.	1,670,563

		4,602,221

	Engineering & Construction (0.4%)
36,020	Fluor Corp.	1,244,491
38,355	Jacobs Engineering Group, Inc. (a)	1,482,804

		2,727,295

	Environmental Services (0.4%)
75,326	Republic Services, Inc.	1,291,841
52,236	Waste Management, Inc.	1,337,242

		2,629,083

	Finance/Rental/Leasing (1.3%)
117,257	Capital One Financial Corp.	1,435,226
556,218	CIT Group, Inc.	1,585,221
251,229	Discover Financial Services	1,585,255
8,361	Mastercard Inc. Class A (a)	1,400,300
57,088	Ryder System, Inc.	1,616,161
343,629	SLM Corp.	1,700,964

		9,323,127

	Financial Conglomerates (1.2%)
105,752	American Express Co.	1,441,400
545,610	Citigroup, Inc.	1,380,393
54,803	JPMorgan Chase & Co.	1,456,664
116,503	Leucadia National Corp. (a)	1,734,730
206,873	Principal Financial Group, Inc.	1,692,221
74,416	Prudential Financial, Inc.	1,415,392

		9,120,800

	Financial Publishing/Services (0.9%)
19,402	Dun & Bradstreet Corp. (a)	1,493,954
59,214	Equifax, Inc.	1,447,782
68,214	McGraw-Hill Companies, Inc. (The)	1,560,054
75,875	Moody’s Corp.	1,739,055

		6,240,845

	Food Distributors (0.2%)
57,128	SYSCO Corp.	1,302,518

	Food Retail (0.8%)
69,057	Kroger Co. (The)	1,465,390
70,119	Safeway Inc.	1,415,703
88,769	SUPERVALU, Inc.	1,267,621
95,619	Whole Foods Market, Inc.	1,606,399

		5,755,113

	Food: Major Diversified (1.3%)
48,862	Campbell Soup Co.	1,336,864
86,339	ConAgra Foods Inc.	1,456,539
27,632	General Mills, Inc.	1,378,284
42,347	Heinz (H.J.) Co.	1,399,992
36,641	Kellogg Co.	1,342,160
61,128	Kraft Foods Inc. (Class A)	1,362,543
167,713	Sara Lee Corp.	1,355,121

		9,631,503

	Food: Meat/Fish/Dairy (0.6%)
74,804	Dean Foods Co.	1,352,456
46,142	Hormel Foods Corp.	1,463,163
141,351	Tyson Foods, Inc. (Class A)	1,327,286

		4,142,905

	Food: Specialty/Candy (0.5%)
36,817	Hershey Foods Co. (The)	1,279,391
43,985	McCormick & Co., Inc. (Non-Voting)	1,300,636
36,217	Smucker (J.M.) Co.	1,349,808

		3,929,835

NUMBER OF
SHARES		VALUE
	Forest Products (0.2%)
53,902	Weyerhaeuser Co.	1,486,078

	Gas Distributors (1.3%)
793,469	Dynegy, Inc. (Class A) (a)	1,118,791
42,698	EQT Corp.	1,337,728
38,887	Nicor Inc.	1,292,215
132,925	NiSource, Inc.	1,302,665
45,759	Questar Corp.	1,346,687
33,160	Sempra Energy	1,533,318
98,087	Spectra Energy Corp.	1,386,950

		9,318,354

	Home Building (1.1%)
196,900	Centex Corp.	1,476,750
172,437	D.R. Horton, Inc.	1,672,639
126,058	KB Home	1,661,444
175,398	Lennar Corp. (Class A)	1,317,239
144,687	Pulte Homes, Inc.	1,581,429

		7,709,501

	Home Furnishings (0.4%)
108,140	Leggett & Platt, Inc.	1,404,739
221,971	Newell Rubbermaid, Inc.	1,416,175

		2,820,914

	Home Improvement Chains (0.8%)
44,496	Fastenal Co.	1,430,769
65,096	Home Depot, Inc. (The)	1,533,662
84,887	Lowe’s Companies, Inc.	1,549,188
29,465	Sherwin-Williams Co.	1,531,296

		6,044,915

	Hospital/Nursing Management (0.2%)
1,280,551	Tenet Healthcare Corp. (a)	1,485,439

	Hotels/Resorts/Cruiselines (0.8%)
63,518	Carnival Corp (Panama) (Units) (c)	1,371,989
85,581	Marriott International, Inc. (Class A)	1,400,105
125,065	Starwood Hotels & Resorts Worldwide, Inc.	1,588,326
338,089	Wyndham Worldwide Corp. (a)	1,419,974

		5,780,394

	Household/Personal Care (1.2%)
79,240	Avon Products, Inc.	1,523,785
28,833	Clorox Co. (The)	1,484,323
22,277	Colgate-Palmolive Co.	1,313,897
55,170	Estee Lauder Companies, Inc. (The) (Class A)	1,359,941
28,050	Kimberly-Clark Corp.	1,293,386
27,898	Procter & Gamble Co. (The)	1,313,717

		8,289,049

	Industrial Conglomerates (1.6%)
28,446	3M Co.	1,414,335
26,755	Danaher Corp.	1,450,656
138,921	General Electric Co. (b)	1,404,491
49,871	Honeywell International, Inc.	1,389,406
99,832	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	1,377,682
35,714	ITT Corp.	1,373,918
252,561	Textron, Inc.	1,449,700
34,882	United Technologies Corp.	1,499,228

		11,359,416

	Industrial Machinery (0.6%)
23,525	Flowserve Corp. (a)	1,320,223
47,294	Illinois Tool Works Inc.	1,459,020
45,222	Parker Hannifin Corp.	1,536,644

		4,315,887

	Industrial Specialties (0.4%)
39,747	Ecolab Inc.	1,380,413
39,502	PPG Industries, Inc.	1,457,624

		2,838,037

	Information Technology Services (1.0%)
57,457	Citrix Systems, Inc. (a)	1,300,826
69,192	Cognizant Technology Solutions Corp. (Class A) (a)	1,438,502
36,911	Computer Sciences Corp. (a)	1,359,801
15,357	International Business Machines Corp.	1,487,940
87,006	TERADATA CORP — W/I	1,411,237

		6,998,306

	Insurance Brokers/Services (0.4%)
32,868	AON Corp.	1,341,672
70,544	Marsh & McLennan Companies, Inc.	1,428,516

		2,770,188

NUMBER OF
SHARES		VALUE
	Integrated Oil (1.2%)
19,499	Chevron Corp.	1,311,113
37,226	ConocoPhillips	1,457,770
20,688	Exxon Mobil Corp.	1,408,853
23,225	Hess Corp.	1,258,795
58,324	Marathon Oil Corp.	1,533,338
29,330	Murphy Oil Corp.	1,313,104

		8,282,973

	Internet Retail (0.4%)
18,626	Amazon.com, Inc. (a)	1,367,893
52,533	Gamestop Corp (Class A) (a)	1,471,975

		2,839,868

	Internet Software/Services (0.8%)
79,109	Akamai Technologies, Inc. (a)	1,534,715
3,941	Google Inc. (Class A) (a)	1,371,704
72,454	VeriSign, Inc. (a)	1,367,207
105,499	Yahoo! Inc. (a)	1,351,442

		5,625,068

	Investment Banks/Brokers (1.8%)
68,868	Ameriprise Financial, Inc.	1,411,105
5,538	CME Group Inc.	1,364,508
1,191,150	E*TRADE Group, Inc. (a)	1,524,672
14,697	Goldman Sachs Group, Inc. (The)	1,558,176
19,524	Intercontinental Exchange, Inc.	1,453,952
62,481	Morgan Stanley (d)	1,422,692
63,358	Nasdaq Stock Market Inc. (a)	1,240,550
71,141	NYSE Euronext	1,273,424
99,722	Schwab (Charles) Corp. (The)	1,545,691

		12,794,770

	Investment Managers (1.5%)
65,026	Federated Investors, Inc. (Class B)	1,447,479
30,460	Franklin Resources, Inc.	1,640,880
107,601	INVESCO LTD	1,491,350
240,400	Janus Capital Group, Inc.	1,598,660
94,267	Legg Mason, Inc.	1,498,845
51,879	Price (T.) Rowe Group, Inc.	1,497,228
51,569	State Street Corp.	1,587,294

		10,761,736

	Life/Health Insurance (1.2%)
70,907	AFLAC, Inc.	1,372,760
818,579	Genworth Financial Inc. (Class A)	1,555,300
177,658	Lincoln National Corp.	1,188,532
62,210	MetLife, Inc.	1,416,522
52,004	Torchmark Corp.	1,364,065
112,270	UnumProvident Corp.	1,403,375

		8,300,554

	Major Banks (2.2%)
231,310	Bank of America Corp.	1,577,534
59,563	Bank of New York Mellon Corp.	1,682,655
82,249	BB&T Corp.	1,391,653
79,550	Comerica, Inc.	1,456,561
858,557	Huntington Bancshares, Inc.	1,425,205
170,628	KeyCorp	1,342,842
48,151	PNC Financial Services Group	1,410,343
332,482	Regions Financial Corp.	1,416,373
119,323	SunTrust Banks, Inc.	1,400,852
94,267	U.S. Bancorp	1,377,241
102,180	Wells Fargo & Co.	1,455,043

		15,936,302

	Major Telecommunications (0.8%)
50,661	AT&T Inc.	1,276,657
39,842	Embarq Corp.	1,508,020
395,983	Sprint Nextel Corp.	1,413,659
46,995	Verizon Communications, Inc.	1,419,249

		5,617,585

	Managed Health Care (1.2%)
58,491	Aetna, Inc.	1,423,086
75,635	CIGNA Corp.	1,330,420
120,849	Coventry Health Care, Inc. (a)	1,563,786
53,290	Humana, Inc. (a)	1,389,803
70,245	UnitedHealth Group Inc.	1,470,228
37,327	WellPoint Inc. (a)	1,417,306

		8,594,629

	Media Conglomerates (1.3%)
374,214	CBS Corp. (Class B)	1,436,982

NUMBER OF
SHARES		VALUE
82,965	Disney (Walt) Co. (The)	1,506,644
213,073	News Corp. (Class A)	1,410,543
75,145	Time Warner Cable	1,863,603
78,219	Time Warner Inc	1,509,627
78,768	Viacom Inc. (Class B) (a)	1,368,988

		9,096,387

	Medical Distributors (0.8%)
46,962	AmerisourceBergen Corp.	1,533,779
45,687	Cardinal Health, Inc.	1,438,227
40,322	McKesson Corp.	1,412,883
72,989	Patterson Companies, Inc. (a)	1,376,573

		5,761,462

	Medical Specialties (3.5%)
16,810	Bard (C.R.), Inc.	1,340,093
28,644	Baxter International, Inc.	1,467,146
22,037	Becton, Dickinson & Co.	1,481,768
191,622	Boston Scientific Corp. (a)	1,523,395
42,046	Covidien Ltd.	1,397,609
51,797	DENTSPLY International, Inc.	1,390,749
51,488	Hospira, Inc. (a)	1,588,920
15,399	Intuitive Surgical, Inc. (a)	1,468,449
46,934	Medtronic, Inc.	1,383,145
64,090	Pall Corp.	1,309,359
117,700	PerkinElmer, Inc.	1,503,029
39,676	St. Jude Medical, Inc. (a)	1,441,429
45,066	Stryker Corp.	1,534,047
42,800	Thermo Fisher Scientific, Inc. (a)	1,526,676
47,117	Varian Medical Systems, Inc. (a)	1,434,241
41,210	Waters Corp. (a)	1,522,710
39,149	Zimmer Holdings, Inc. (a)	1,428,939

		24,741,704

	Medical/Nursing Services (0.2%)
32,593	DaVita, Inc. (a)	1,432,462

	Miscellaneous Commercial Services (0.4%)
62,126	Cintas Corp.	1,535,755
61,101	Iron Mountain Inc. (a)	1,354,609

		2,890,364

	Miscellaneous Manufacturing (0.2%)
56,861	Dover Corp.	1,499,993

	Motor Vehicles (0.5%)
495,530	Ford Motor Co. (a)	1,303,244
428,464	General Motors Corp.	831,220
102,974	Harley-Davidson, Inc.	1,378,822

		3,513,286

	Multi-Line Insurance (0.3%)
1,096,063	American International Group, Inc.	1,096,063
172,908	Hartford Financial Services Group, Inc. (The)	1,357,328

		2,453,391

	Office Equipment/Supplies (0.4%)
67,049	Avery Dennison Corp.	1,497,875
65,304	Pitney Bowes, Inc.	1,524,848

		3,022,723

	Oil & Gas Pipelines (0.4%)
211,888	El Paso Corp.	1,324,300
115,707	Williams Companies, Inc. (The)	1,316,746

		2,641,046

	Oil & Gas Production (2.1%)
34,883	Anadarko Petroleum Corp.	1,356,600
19,777	Apache Corp.	1,267,508
51,141	Cabot Oil & Gas Corp.	1,205,393
80,355	Chesapeake Energy Corp.	1,370,856
27,165	Devon Energy Corp.	1,214,004
20,714	EOG Resources, Inc.	1,134,299
24,566	Noble Energy, Inc.	1,323,616
22,396	Occidental Petroleum Corp.	1,246,337
85,293	Pioneer Natural Resources Co. (a)	1,404,776
31,098	Range Resources Corp.	1,279,994
41,681	Southwestern Energy Co. (a)	1,237,509
39,169	XTO Energy Inc.	1,199,355

		15,240,247

	Oil Refining/Marketing (0.6%)
48,115	Sunoco, Inc.	1,274,085
102,180	Tesoro Corp.	1,376,365

NUMBER OF
SHARES		VALUE
70,868	Valero Energy Corp.	1,268,537

		3,918,987

	Oilfield Services/Equipment (1.3%)
41,256	Baker Hughes Inc.	1,177,859
136,226	BJ Services Co.	1,355,449
63,903	Cameron International Corp. (a)	1,401,393
76,170	Halliburton Co.	1,178,350
46,915	National-Oilwell Varco, Inc. (a)	1,346,930
34,224	Schlumberger Ltd. (Netherlands Antilles)	1,390,179
62,342	Smith International, Inc.	1,339,106

		9,189,266

	Other Consumer Services (0.8%)
19,444	Apollo Group, Inc. (Class A) (a)	1,523,049
70,434	Block (H&R), Inc.	1,281,194
113,390	eBay Inc. (a)	1,424,178
181,179	Expedia, Inc. (a)	1,645,105

		5,873,526

	Other Consumer Specialties (0.2%)
63,336	Fortune Brands, Inc.	1,554,899

	Other Metals/Minerals (0.2%)
244,029	Titanium Metals Corp.	1,334,839

	Packaged Software (2.5%)
67,825	Adobe Systems, Inc. (a)	1,450,777
106,519	Autodesk, Inc. (a)	1,790,584
46,098	BMC Software, Inc. (a)	1,521,234
88,921	CA Inc.	1,565,899
258,498	Compuware Corp. (a)	1,703,502
51,402	Intuit Inc. (a)	1,387,854
44,821	McAfee Inc. (a)	1,501,504
82,466	Microsoft Corp. (b)	1,514,900
320,932	Novell, Inc. (a)	1,367,170
83,548	Oracle Corp. (a)	1,509,712
41,351	Salesforce.com Inc. (a)	1,353,418
92,781	Symantec Corp. (a)	1,386,148

		18,052,702

	Personnel Services (0.4%)
192,654	Monster Worldwide Inc. (a)	1,570,130
82,212	Robert Half International, Inc.	1,465,840

		3,035,970

	Pharmaceuticals: Generic Drugs (0.4%)
100,808	Mylan Laboratories, Inc.	1,351,835
51,831	Watson Pharmaceuticals, Inc. (a)	1,612,462

		2,964,297

	Pharmaceuticals: Major (1.6%)
27,178	Abbott Laboratories	1,296,391
67,847	Bristol-Myers Squibb Co.	1,487,206
26,789	Johnson & Johnson	1,409,101
42,777	Lilly (Eli) & Co.	1,429,180
48,678	Merck & Co., Inc.	1,302,137
94,336	Pfizer, Inc. (b)	1,284,856
60,675	Schering-Plough Corp.	1,428,896
33,963	Wyeth	1,461,768

		11,099,535

	Pharmaceuticals: Other (0.6%)
32,827	Allergan, Inc.	1,567,818
66,083	Forest Laboratories, Inc. (a)	1,451,183
187,987	King Pharmaceuticals, Inc. (a)	1,329,068

		4,348,069

	Precious Metals (0.4%)
36,505	Freeport-McMoRan Copper & Gold, Inc.	1,391,206
31,945	Newmont Mining Corp.	1,429,858

		2,821,064

	Property — Casualty Insurers (1.5%)
68,722	Allstate Corp. (The)	1,316,026
33,102	Chubb Corp. (The)	1,400,877
67,620	Cincinnati Financial Corp.	1,546,469
58,266	Loews Corp.	1,287,679
109,962	Progressive Corp. (The)	1,477,889
36,617	St. Paul Travelers Companies, Inc. (The)	1,488,115
343,630	XL Capital Ltd. (Class A) (Cayman Islands)	1,876,220

		10,393,275

	Publishing: Books/Magazines (0.2%)
92,554	Meredith Corp.	1,540,099

NUMBER OF
SHARES		VALUE
	Publishing: Newspapers (0.6%)
607,209	Gannett Co., Inc.	1,335,860
308,269	New York Times Co. (The) (Class A)	1,393,376
3,979	Washington Post Co. (The) (Class B)	1,420,901

		4,150,137

	Pulp & Paper (0.4%)
187,442	International Paper Co.	1,319,592
114,356	MeadWestvaco Corp.	1,371,128

		2,690,720

	Railroads (0.8%)
25,887	Burlington Northern Santa Fe Corp.	1,557,103
58,899	CSX Corp.	1,522,539
42,266	Norfolk Southern Corp.	1,426,478
36,785	Union Pacific Corp.	1,512,231

		6,018,351

	Real Estate Development (0.3%)
577,354	CB Richard Ellis Group, Inc. (Class A) (a)	2,326,737

	Real Estate Investment Trusts (2.9%)
277,572	Apartment Investment & Management Co. (Class A)	1,521,095
28,519	AvalonBay Communities, Inc.	1,342,104
39,708	Boston Properties, Inc.	1,390,971
80,444	Equity Residential	1,476,147
81,592	HCP INC	1,456,417
42,101	Health Care REIT, Inc.	1,287,870
362,816	Host Hotels & Resorts Inc.	1,422,239
200,490	Kimco Realty Corp.	1,527,734
53,121	Plum Creek Timber Co., Inc.	1,544,227
252,777	ProLogis	1,643,051
26,986	Public Storage, Inc.	1,490,977
44,188	Simon Property Group, Inc.	1,530,672
64,362	Ventas, Inc.	1,455,225
43,109	Vornado Realty Trust	1,432,943

		20,521,672

	Recreational Products (0.6%)
78,544	Electronic Arts Inc. (a)	1,428,715
61,325	Hasbro, Inc.	1,537,418
129,954	Mattel, Inc.	1,498,370

		4,464,503

	Regional Banks (1.3%)
639,771	Fifth Third Bancorp	1,868,131
141,816	First Horizon National Corp.	1,523,106
32,993	M&T Bank Corp.	1,492,603
262,877	Marshall & Ilsley Corp	1,479,998
24,685	Northern Trust Corp.	1,476,657
131,572	Zions Bancorporation	1,293,353

		9,133,848

	Restaurants (0.8%)
38,516	Darden Restaurants, Inc.	1,319,558
26,750	McDonald’s Corp.	1,459,748
115,376	Starbucks Corp. (a)	1,281,827
53,645	Yum! Brands, Inc.	1,474,165

		5,535,298

	Savings Banks (0.4%)
115,684	Hudson City Bancorp, Inc.	1,352,346
84,138	People’s United Financial Inc.	1,511,960

		2,864,306

	Semiconductors (2.5%)
466,916	Advanced Micro Devices, Inc. (a)	1,424,094
75,946	Altera Corp.	1,332,852
66,089	Analog Devices, Inc.	1,273,535
67,539	Broadcom Corp. (Class A) (a)	1,349,429
98,928	Intel Corp. (b)	1,488,866
57,714	Linear Technology Corp.	1,326,268
424,050	LSI Logic Corp. (a)	1,289,112
64,475	Microchip Technology Inc.	1,366,225
413,150	Micron Technology, Inc. (a)	1,677,389
125,204	National Semiconductor Corp.	1,285,845
153,710	NVIDIA Corp. (a)	1,515,581
82,485	Texas Instruments Inc.	1,361,827
67,822	Xilinx, Inc.	1,299,470

		17,990,493

	Services to the Health Industry (1.1%)
30,768	Express Scripts, Inc. (a)	1,420,559

NUMBER OF
SHARES		VALUE
109,782	IMS Health Inc.	1,368,982
22,775	Laboratory Corp. of America Holdings (a)	1,332,110
36,506	Medco Health Solutions Inc. (a)	1,509,158
30,267	Quest Diagnostics Inc.	1,437,077
27,195	Stericycle, Inc. (a)	1,298,017

		8,365,903

	Specialty Insurance (0.4%)
66,955	Assurant, Inc.	1,458,280
352,093	MBIA Inc.	1,612,586

		3,070,866

	Specialty Stores (1.4%)
121,042	AutoNation, Inc. (a)	1,680,063
8,197	AutoZone, Inc. (a)	1,332,996
61,723	Bed Bath & Beyond Inc. (a)	1,527,644
1,066,789	Office Depot, Inc. (a)	1,397,494
35,765	O’Reilly Automotive, Inc. (a)	1,252,133
75,857	Staples, Inc.	1,373,770
64,314	Tiffany & Co.	1,386,610

		9,950,710

	Specialty Telecommunications (1.0%)
42,129	American Tower Corp. (Class A) (a)	1,281,985
53,600	CenturyTel, Inc.	1,507,232
197,760	Frontier Communications Corp	1,419,917
402,676	Qwest Communications International, Inc. (a)	1,377,152
175,876	Windstream Corp.	1,417,561

		7,003,847

	Steel (0.8%)
189,363	AK Steel Holding Corp. (a)	1,348,265
66,486	Allegheny Technologies, Inc.	1,458,038
38,171	Nucor Corp.	1,456,987
66,021	United States Steel Corp.	1,395,024

		5,658,314

	Telecommunication Equipment (1.2%)
192,464	Ciena Corp. (a)	1,497,370
104,761	Corning Inc. (a)	1,390,178
42,230	Harris Corp.	1,222,136
366,538	Motorola, Inc.	1,550,456
38,764	QUALCOMM, Inc.	1,508,307
319,348	Tellabs, Inc. (a)	1,462,614

		8,631,061

	Tobacco (0.8%)
85,344	Altria Group, Inc.	1,367,211
23,083	Lorillard, Inc.	1,425,144
37,256	Philip Morris International	1,325,568
35,415	Reynolds American, Inc.	1,269,274

		5,387,197

	Tools/Hardware (0.6%)
50,521	Black & Decker Corp.	1,594,443
56,546	Snap-On, Inc.	1,419,305
48,205	Stanley Works (The)	1,403,730

		4,417,478

	Trucks/Construction/Farm Machinery (1.0%)
52,057	Caterpillar Inc.	1,455,514
55,084	Cummins Inc.	1,401,888
45,994	Deere & Co.	1,511,823
363,740	Manitowoc Co., Inc.	1,189,430
53,352	PACCAR, Inc.	1,374,348

		6,933,003

	Wholesale Distributors (0.4%)
45,994	Genuine Parts Co.	1,373,381
21,101	Grainger (W.W.), Inc.	1,480,868

		2,854,249

	TOTAL COMMON STOCKS (Cost $684,565,708)	712,710,690

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (f) (0.3%)
	Investment Company (0.3%)
2,278	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $2,278,265)		2,278,265

	TOTAL INVESTMENTS (Cost $686,843,973) (g) (h)	99.9%	714,988,955
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	799,579

	NET ASSETS	100.0%	$715,788,534

(a)	Non-income producing security.

(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $499,500.

(c)	Consist of one or more class of securities traded as a unit. Stocks with attached paired trust shares.

(d)	For the nine months ended March 31, 2009, the cost of purchases and the proceeds from sales of Morgan Stanley common stock, an affiliate of the Portfolio, was $1,128,907 and $1,404,461, respectively, including net realized losses of $1,277,068.

(e)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair valve measurements may be Level 2 measurements if observable inputs are available.

(f)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class.

(g)	Securities have been designated as collateral in an amount equal to $3,911,640 in connection with open futures contracts.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at March 31, 2009:

		DESCRIPTION,
NUMBER OF		DELIVERY MONTH,	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	AND YEAR	AMOUNT AT VALUE	APPRECIATION
75	Long	S&P 500 Mini Index	$2,980,500	$116,437
		June 2009

MS Equally Weighted S&P 500
Notes to the Portfolio of Investments
FAS 157
3/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective July 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$714,988,955	$714,988,955	—	—
Other Financial Instruments*	116,287	116,287	—	—

Total	$715,105,242	$715,105,242	—	—

*	Other financial instruments include futures contracts.
The Portfolio held one level 3 security with a value of $0 for the entire period.
Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (8) investments in open- end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at he net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Equally-Weighted S&P 500 Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2009

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